Revenue - Schedule of Contract Liabilities (Details) $ in Millions	9 Months Ended
Dec. 31, 2024 USD ($)
Contract With Customers, Liability [Roll Forward]
Beginning balance	$ 915
Customer prepayment and billing in advance of performance	281
Revenue recognized in the period that was included in the contract liability balance at the beginning of the period	(128)
Revenue recognized in the period that was included in the contract liability balance during the period	(142)
Ending balance	$ 926